Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Texts Block [Abstract]
Summary of Cash and Cash Equivalents

	December 31, 2023	December 31, 2024
	NT$	NT$
	(In Millions)	(In Millions)

Cash and deposits in banks	$1,453,101.6	$2,120,674.8
Money market funds	10,898.7	2,826.7
Repurchase agreements	1,346.7	2,127.0
Commercial paper	30.0	1,998.5
Government bonds/Agency bonds	50.8	-

	$1,465,427.8	$2,127,627.0